UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  028-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

 /s/ Yale M. Fergang     New York, New York/USA     February 14, 2013
 /s/ Robert W. Medway    New York, New York/USA	    February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $402,933 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103    13596   400000 SH       SOLE                   400000
BLOCK H & R INC                COM              093671105    34447  1855000 SH       SOLE                  1855000
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106    39927  1193638 SH       SOLE                  1193638
CINCINNATI BELL INC NEW        COM              171871106    29428  5370000 SH       SOLE                  5370000
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    33088  1405000 SH       SOLE                  1405000
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     5308   230000 SH       SOLE                   230000
HALLIBURTON CO                 COM              406216101    27752   800000 SH       SOLE                   800000
HOLLYFRONTIER CORP             COM              436106108    29327   630000 SH       SOLE                   630000
JOY GLOBAL INC                 COM              481165108    25831   405000 SH       SOLE                   405000
NOVAGOLD RES INC               COM NEW          66987E206     6513  1444200 SH       SOLE                  1444200
REGIS CORP MINN                COM              758932107    19048  1125782 SH       SOLE                  1125782
SANOFI                         RIGHT 12/31/2020 80105N113     5275  3103072 SH       SOLE                  3103072
SEMGROUP CORP                  CL A             81663A105    41620  1065000 SH       SOLE                  1065000
TFS FINL CORP                  COM              87240R107     4810   500000 SH       SOLE                   500000
THE ADT CORPORATION            COM              00101J106    27429   590000 SH       SOLE                   590000
VALASSIS COMMUNICATIONS INC    COM              918866104    36994  1435000 SH       SOLE                  1435000
WELLPOINT INC                  COM              94973V107    22540   370000 SH       SOLE                   370000